Legal Proceedings (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended			3 Months Ended
	Dec. 28, 2014	Sep. 28, 2014	Jun. 29, 2014	Dec. 29, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012	Mar. 31, 2015
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Expense	$ 692	$ 285	$ 276	$ 506	$ 872	$ 375	$ 529	$ 1,253	$ 2,276	$ 1,218
Pharmaceutical [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Expense								259	301	658
ASR [Member]
Legal Proceeding (Textuals) [Abstract]
Product Liability Contingency Number Of Claimants	11,200							11,200
Pinnacle Acetabular Cup System [Member]
Legal Proceeding (Textuals) [Abstract]
Product Liability Contingency Number Of Claimants	7,300							7,300
Risperdal [Member]
Legal Proceeding (Textuals) [Abstract]
Product Liability Contingency Number Of Claimants	1,200							1,200
Pelvic Meshes [Member]
Legal Proceeding (Textuals) [Abstract]
Product Liability Contingency Number Of Claimants	36,600							36,600
Pending Litigation [Member] | Restitution [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount								45.0
Pending Litigation [Member] | Civil penalties [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount								6.5
Pending Litigation [Member] | Risperdal [Member] | Civil penalties [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount								327.1
settled litigation [Member] | Subsequent Event [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount											(600.0)
Investigative Demands [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Expense								4
DePuy ASR U.S. [Member] | settled litigation [Member]
Legal Proceeding (Textuals) [Abstract]
Number of patients in settlement	8,000							8,000
DePuy ASR U.S.Second Agreement [Member] | Pending Litigation [Member]
Legal Proceeding (Textuals) [Abstract]
Number of patients in settlement	1,400							1,400
Tyco [Member] | Pending Litigation [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount								176.0
Risperdal [Member] | Pending Litigation [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount								1,200.0
Risperdal [Member] | Pending Litigation [Member] | Legal professional fees [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount								181.0
alleged consumer fraud [Member] | Pending Litigation [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount								4.5
medicare fraud [Member] | Pending Litigation [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount								257.7
medicare fraud [Member] | Pending Litigation [Member] | Legal professional fees [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount								$ 73.0